Business combinations - Newsky Wisdom (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business combinations
Cash consideration	¥ 23,800
Purchase price allocation
Less: Financial asset acquired for an earn-out arrangement	1,200
Cash consideration	¥ 23,800
Goodwill				¥ 10,236
Total revenues		¥ 989,675	$ 143,489	805,047	¥ 585,762
Net loss		(124,307)	$ (18,022)	(199,785)	(304,147)
Impairment loss on goodwill		10,236		¥ 0	12,565
Newsky Wisdom
Business combinations
Percentage of equity interest acquired	50.50%
Total consideration	¥ 25,000
Cash consideration	23,821
Purchase price allocation
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170
Cash and cash equivalent of Newsky Wisdom at acquisition date	2,240
Other working capital	28,914
Goodwill	10,236
Deferred tax liabilities	1,020
Total revenues	47,170				13,592
Net loss					¥ 6,028
Impairment loss on goodwill		¥ 10,236
Software
Purchase price allocation
Weighted-average amortization period		3 years	3 years	3 years
Software | Newsky Wisdom
Purchase price allocation
Identifiable intangible assets acquired	¥ 1,000
Weighted-average amortization period	3 years
Customer relationship | Newsky Wisdom
Purchase price allocation
Identifiable intangible assets acquired	¥ 2,200
Weighted-average amortization period	4 years
Brand | Newsky Wisdom
Purchase price allocation
Identifiable intangible assets acquired	¥ 2,800
Weighted-average amortization period	10 years
Backlog
Purchase price allocation
Weighted-average amortization period		3 years	3 years	3 years
Backlog | Newsky Wisdom
Purchase price allocation
Identifiable intangible assets acquired	¥ 800
Weighted-average amortization period	3 years